Note 18 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	€ 6,937	€ 6,915	€ 5,697
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	24	8	800
Increase Decrease Through Net Exchange Differences Goodwill	(851)	15	418
Impairment Loss Recognised In Profit Or Loss Goodwill	(4)	0	0
Additional Recognition Goodwill	(43)	(1)	0
Goodwill at end of period	6,062	6,937	6,915
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	5,503	5,328	4,767
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	12
Increase Decrease Through Net Exchange Differences Goodwill	(666)	175	549
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	0	0
Goodwill at end of period	4,837	5,503	5,328
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	624	727	0
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	788
Increase Decrease Through Net Exchange Differences Goodwill	(115)	(101)	(62)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	(1)	0
Goodwill at end of period	509	624	727
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	523	602	638
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	24	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(44)	(79)	(35)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	(10)	0	0
Goodwill at end of period	493	523	602
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	191	176	208
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(22)	14	(31)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	0	0
Goodwill at end of period	168	191	176
Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	68	62	65
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(3)	6	(3)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	(33)	0	0
Goodwill at end of period	32	68	62
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	28	20	20
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	8	0
Increase Decrease Through Net Exchange Differences Goodwill	(1)	0	(1)
Impairment Loss Recognised In Profit Or Loss Goodwill	(4)	0	0
Additional Recognition Goodwill	0	0	0
Goodwill at end of period	€ 23	€ 28	€ 20